Business Combinations - Acquisition of Florida Bank of Commerce - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Merger and acquisition related expenses		$ 2,955	$ 1,501
Florida Bank of Commerce [Member]
Business Acquisition [Line Items]
Merger and acquisition related expenses	$ 3,000
Business combination share exchange ratio	88.00%